Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2012
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | MSCI EAFE (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 year	(12.14%)
5 years	(4.72%)
10 years	4.67%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Average Annual Return:
1 year	(16.18%)
5 years	(4.11%)
10 years	6.11%
(Columbia Variable Portfolio - High Income Fund) | CSFB High Yield Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	5.47%
5 years	7.12%
10 years	9.07%
(Columbia Variable Portfolio - High Income Fund) | Class 1 Shares
Average Annual Return:
1 year	6.46%
5 years	5.67%
10 years	8.38%
(Columbia Variable Portfolio - High Income Fund) | Class 2 Shares
Average Annual Return:
1 year	6.41%
5 years	5.59%
10 years	8.32%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.11%
5 years	(0.25%)
10 years	2.92%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Average Annual Return:
1 year	(2.61%)
5 years	(0.16%)
10 years	4.07%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 2 Shares
Average Annual Return:
1 year	(2.82%)
5 years	(0.41%)
10 years	3.80%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 year	1.03%
5 years	(0.01%)
10 years	3.51%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Average Annual Return:
1 year	(11.93%)
5 years	(2.42%)
10 years	6.69%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 2 Shares
Average Annual Return:
1 year	(12.11%)
5 years	(2.67%)
10 years	6.40%
(Columbia Variable Portfolio - Marsico Growth Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.11%
5 years	(0.25%)
10 years	2.92%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Average Annual Return:
1 year	(2.64%)
5 years	1.29%
10 years	4.17%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 2 Shares
Average Annual Return:
1 year	(2.83%)
5 years	1.05%
10 years	3.91%
(Columbia Variable Portfolio - Mid Cap Growth Fund) | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(1.65%)
5 years	2.44%
10 years	5.29%
(Columbia Variable Portfolio - Mid Cap Growth Fund) | Russell Midcap Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	(1.55%)
5 years	1.41%
10 years	6.99%
(Columbia Variable Portfolio - Mid Cap Growth Fund) | Class 1 Shares
Average Annual Return:
1 year	(5.07%)
5 years	3.48%
10 years	3.49%
(Columbia Variable Portfolio - Mid Cap Growth Fund) | Class 2 Shares
Average Annual Return:
1 year	(5.25%)
5 years	3.23%
10 years	3.21%